Fair Value Measurements - Preferred stock warrant liability (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Warrant liability, beginning	$ 5,973
Warrant liability, ending			$ 5,973
Warrant liability, current	17,457		581	$ 653
Warrant liability, noncurrent			11,518	15,343
Warrant Liability [Member]
Warrant liability, beginning	12,099	$ 15,996	15,996	14,151
Exercise of warrants	(3,924)		(135)
Change in fair value of warrant liability	9,282	1,000	1,466	(3,538)
Issuance			745
Extinguishment			(5,973)
Warrant liability, ending	17,457		12,099	15,996
Series A-1 | Warrant Liability [Member]
Warrant liability, beginning	581	485	485	752
Exercise of warrants	(937)
Change in fair value of warrant liability	356		96	(267)
Warrant liability, ending			581	485
Series A-3 | Warrant Liability [Member]
Warrant liability, beginning	2,896	2,541	2,541	3,332
Exercise of warrants	(2,987)
Change in fair value of warrant liability	91		355	(791)
Warrant liability, ending			2,896	2,541
Series A-4 | Warrant Liability [Member]
Warrant liability, beginning	8,622	7,686	7,686	10,067
Exercise of warrants			(135)
Change in fair value of warrant liability	8,835		1,071	(2,381)
Warrant liability, ending	$ 17,457		8,622	7,686
Series 3 Growth | Warrant Liability [Member]
Warrant liability, beginning		4,631	4,631
Change in fair value of warrant liability			1,342	(75)
Issuance				4,706
Extinguishment			(5,973)
Warrant liability, ending				4,631
Series 4 Growth Redeemable Convertible Preferred Stock | Warrant Liability [Member]
Warrant liability, beginning		$ 653	653
Change in fair value of warrant liability			(1,398)	(24)
Issuance			$ 745	677
Warrant liability, ending				$ 653